FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of fair value measurement (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortized cost:
Cash	$ 8,833	$ 12,239	$ 6,078	$ 26,450
Financial assets at fair value through profit or loss:
Risk management contracts	19,293	289
Financial liabilities at amortized cost:
Bank debt	179,800	106,300	163,600
Term debt	78,932	134,747	$ 120,435
Financial liabilities at fair value through profit or loss:
Risk management contracts	7,286	23,344
Fair Value [Member]
Financial assets at amortized cost:
Fair value of cash	8,833	12,239
Fair value of accounts receivable	89,235	49,433
Financial assets at fair value through profit or loss:
Fair value of risk management contracts	19,293	289
Financial liabilities at amortized cost:
Fair value of accounts payable and accrued liabilities	135,547	116,866
Fair value of bank debt	179,800	106,300
Fair value of term debt	78,932	134,747
Financial liabilities at fair value through profit or loss:
Fair value of risk management contracts	7,286	26,394
Fair value of warrant liability	21,971	11,360
Carrying Value [Member]
Financial assets at amortized cost:
Cash	8,833	12,239
Accounts receivable	89,235	49,433
Financial assets at fair value through profit or loss:
Risk management contracts	19,293	289
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	135,547	116,866
Bank debt	179,800	106,300
Term debt	78,932	134,747
Financial liabilities at fair value through profit or loss:
Risk management contracts	7,286	26,394
Warrant liability	$ 21,971	$ 11,360